LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) - EUR (€)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 21, 2015	Sep. 15, 2015	Apr. 01, 2015	Mar. 20, 2015	Mar. 16, 2015	Jun. 21, 2010	Nov. 26, 2008
Average Recorded Investment [Abstract]
Average recorded investment in impaired loans		€ 22,583,000,000	€ 20,497,000,000	€ 21,480,000,000
Interest income recognized on a cash basis		268,000,000	114,000,000	134,000,000
Collateral Dependent Loans Textual Details [Abstract]
Collateral dependent loans		732,000,000	1,281,000,000
Securitized Loans And Covered Bonds [Abstract]
Receivables from Public sector (Titlos Plc-February 2009)		4,651,000,000	4,785,000,000
Mortgages (Spiti Plc-September 2011)		1,123,000,000	1,242,000,000
Auto loans (Autokinito Plc-September 2011)		45,000,000	83,000,000
Consumer loans (Agorazo Plc-September 2011)		739,000,000	887,000,000
Total		6,558,000,000	6,997,000,000
Covered Bonds [Abstract]
Mortgages		7,339,000,000	9,403,000,000
of which eligible collateral		€ 7,009,000,000	€ 9,121,000,000
Loans At Fair Value Textual Details [Abstract]
Fair value of loans for which the Group elected to apply the Fair Value Option
Outstanding principal balance of loans for which the Group elected to apply the Fair Value Option
Net gains / (losses) resulting from changes in the fair value of these loans, recorded in net interest income before provision for loan losses
Loans for lease financing		€ 941,000,000	€ 995,000,000
Loans
Specific		0	0
Coefficient		0	0
Homogeneous		22,067,000,000	23,070,000,000
Foreign		3,080,000,000	3,115,000,000
Total loans		25,147,000,000	26,185,000,000
Allowance for loan loses
Specific		0	0
Coefficient		0	0
Homogeneous		4,886,000,000	3,903,000,000
Foreign		248,000,000	297,000,000
Total loans		5,134,000,000	4,200,000,000
Loans
Specific		5,682,000,000	4,061,000,000
Coefficient		16,350,000,000	17,562,000,000
Homogeneous		3,475,000,000	3,609,000,000
Foreign		4,441,000,000	4,736,000,000
Total loans		29,948,000,000	29,968,000,000
Allowance for loan loses
Specific		3,708,000,000	2,330,000,000
Coefficient		740,000,000	330,000,000
Homogeneous		1,465,000,000	1,225,000,000
Foreign		728,000,000	707,000,000
Total loans		6,641,000,000	4,592,000,000
Loans
Total loans specific allowance		5,682,000,000	4,061,000,000
Total loans coefficient allowance		16,350,000,000	17,562,000,000
Total loans homogeneous allowance		25,542,000,000	26,679,000,000
Total loans foreign		7,521,000,000	7,851,000,000
Total		55,095,000,000	56,153,000,000
Allowance for loan loses
Total specific allowance		3,708,000,000	2,330,000,000
Total coefficient allowance		740,000,000	330,000,000
Total homogeneous allowance		6,351,000,000	5,128,000,000
Total foreign		976,000,000	1,004,000,000
Total Allowance For Loan Losses		11,775,000,000	8,792,000,000
Covered Bonds Parentheticals [Abstract]
Issuance of covered bonds Program I											€ 10,000,000,000
Issuance of covered bonds Program II										€ 15,000,000,000
Partial cancellation of covered bonds Series I							€ 250,000,000
Partial cancellation of covered bonds Series II							300,000,000
Partial cancellation of covered bonds Series IV							€ 200,000,000
Securitized Loans Parentheticals [Abstract]
Partial redemption of class A notes of Agorazo Plc						€ 65,000,000			€ 89,000,000
Full redemption of class A notes of Autokinito Plc								€ 1,000,000
Partial redemption of class B notes of Autokinito Plc					€ 20,000,000			28,000,000
Partial redemption of class A notes of Spiti Plc					€ 70,000,000			€ 81,000,000
Outstanding balance of Agorazo Plc		392,000,000
Outstanding Balance of Autokinito Plc		49,000,000
Outstanding balance of Spiti Plc		854,000,000
Outstanding balance of Titlos Plc		€ 4,418,000,000
Troubled Debt Restructurings Textual Detail [Abstract]
Minimum payment of the installment due for the first years of the forbearance		10.00%
Maximum payment of the installment due for the first years of the forbearance		70.00%
Maximum period of interest only payment of the forbearance		24 months
Maximum period of interest only payment of the forbearance for SBL customers		24 months
Maximum period of extension of the maturity of a loan of the forbearance for SBL customers		20 years
Greek
Allowance for loan losses at year end		€ 10,799,000,000	7,788,000,000
of which:
for impaired loans		10,571,000,000	7,650,000,000
for non-impaired loans		228,000,000	138,000,000
Impaired loans		22,356,000,000	18,665,000,000
Non-impaired loans		25,218,000,000	29,639,000,000
Foreign
Allowance for loan losses at year end		976,000,000	1,004,000,000
of which:
for impaired loans		973,000,000	971,000,000
for non-impaired loans		3,000,000	33,000,000
Impaired loans		2,505,000,000	2,575,000,000
Non-impaired loans		5,016,000,000	5,276,000,000
Impaired Financing Receivable Policy [Line Items]
Average recorded investment in impaired loans		22,583,000,000	20,497,000,000	21,480,000,000
Interest income recognized on a cash basis		€ 268,000,000	114,000,000	€ 134,000,000
Titlos Plc [Member]
Securitized Loans [Line Items]
Interest rate		Paid semi-annually at a rate of six-month Euribor plus 50 bps
Nominal amount	[1]	€ 5,100,000,000
Issue Date		February 26, 2009
Maturity Date		September 2039
Description		Variable Rate Asset Backed Notes
Type Of Collateral		Receivables from Public sector
Spiti Plc I [Member]
Securitized Loans [Line Items]
Interest rate		Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Nominal amount	[2],[3]	€ 1,500,000,000
Issue Date		September 20, 2011
Maturity Date		September 2058
Description		Asset Backed Variable Rate Notes- Class A
Type Of Collateral		Residential mortgages
Spiti Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate		Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Nominal amount	[2],[3]	€ 250,000,000
Issue Date		September 20, 2011
Maturity Date		September 2058
Description		Asset Backed Variable Rate Notes- Class B
Type Of Collateral		Residential mortgages
Autokinito Plc I [Member]
Securitized Loans [Line Items]
Interest rate		Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Nominal amount	[2],[3]	€ 400,000,000
Issue Date		September 23, 2011
Maturity Date		September 2023
Description		Asset Backed Variable Rate Notes- Class A
Type Of Collateral		Auto loans
Autokinito Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate		Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Nominal amount	[2],[3]	€ 97,000,000
Issue Date		September 23, 2011
Maturity Date		September 2023
Description		Asset Backed Variable Rate Notes- Class B
Type Of Collateral		Auto loans
Agorazo Plc I [Member]
Securitized Loans [Line Items]
Interest rate		Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Nominal amount	[3],[4]	€ 1,250,000,000
Issue Date		September 23, 2011
Maturity Date		September 2033
Description		Asset Backed Variable Rate Notes- Class A
Type Of Collateral		Consumer loans
Agorazo Plc Ii [Member]
Securitized Loans [Line Items]
Interest rate		Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
Nominal amount	[3],[4]	€ 413,000,000
Issue Date		September 23, 2011
Maturity Date		September 2033
Description		Asset Backed Variable Rate Notes- Class B
Type Of Collateral		Consumer loans
Program I Third Series [Member]
Securitized Loans [Line Items]
Issue date	[5]	Oct. 07, 2009
Interest payment period	[5]	Paid annually at a fixed coupon rate of 3.875%
Nominal amount	[5]	€ 846,000,000
Maturity Date	[5]	October 2016
Type Of Collateral	[5]	Residential mortgages
Program Ii First Series [Member]
Securitized Loans [Line Items]
Issue date	[6],[7]	Jun. 24, 2010
Interest payment period	[6],[7]	Paid quarterly at rate of three month Euribor plus a margin of 250 bps
Nominal amount	[6],[7]	€ 900,000,000
Maturity Date	[6],[7]	June 2021
Type Of Collateral	[6],[7]	Residential mortgages
Program Ii Second Series [Member]
Securitized Loans [Line Items]
Issue date	[6],[7]	Jun. 24, 2010
Interest payment period	[6],[7]	Paid quarterly at rate of three month Euribor plus a margin of 240 bps
Nominal amount	[6],[7]	€ 900,000,000
Maturity Date	[6],[7]	June 2020
Type Of Collateral	[6],[7]	Residential mortgages
Program Ii Third Series [Member]
Securitized Loans [Line Items]
Issue date	[6]	Jun. 24, 2010
Interest payment period	[6]	Paid quarterly at rate of three month Euribor plus a margin of 230 bps
Nominal amount	[6]	€ 1,350,000,000
Maturity Date	[6]	June 2019
Type Of Collateral	[6]	Residential mortgages
Program Ii Fourth Series [Member]
Securitized Loans [Line Items]
Issue date	[6],[7]	Nov. 25, 2010
Interest payment period	[6],[7]	Paid quarterly at rate of three month Euribor plus a margin of 210 bps
Nominal amount	[6],[7]	€ 850,000,000
Maturity Date	[6],[7]	December 2018
Type Of Collateral	[6],[7]	Residential mortgages
Program II | Series 1
Covered Bonds Of Program [Line Items]
Issue Date		June 24, 2010
Cancellation Date		April 1, 2015
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled amount in million EUR		€ 250,000,000
Program II | Series 2
Covered Bonds Of Program [Line Items]
Issue Date		June 24, 2010
Cancellation Date		April 1, 2015
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled amount in million EUR		€ 300,000,000
Program II | Series 4
Covered Bonds Of Program [Line Items]
Issue Date		November 25, 2010
Cancellation Date		April 1, 2015
Original Nominal Amount in EUR		€ 1,500,000,000
Cancelled amount in million EUR		250,000,000
Portfolio Segment Commercial [Member]
Greek
Allowance for loan losses at year end		5,913,000,000	3,885,000,000
of which:
for impaired loans		5,786,000,000	3,826,000,000
for non-impaired loans		127,000,000	59,000,000
Impaired loans		9,572,000,000	7,733,000,000
Non-impaired loans		15,935,000,000	17,499,000,000
Foreign
Allowance for loan losses at year end		728,000,000	707,000,000
of which:
for impaired loans		728,000,000	695,000,000
for non-impaired loans		0	12,000,000
Impaired loans		1,841,000,000	1,914,000,000
Non-impaired loans		2,600,000,000	2,822,000,000
Portfolio Segment Consumer [Member]
Greek
Allowance for loan losses at year end		4,886,000,000	3,903,000,000
of which:
for impaired loans		4,785,000,000	3,824,000,000
for non-impaired loans		101,000,000	79,000,000
Impaired loans		12,784,000,000	10,932,000,000
Non-impaired loans		9,283,000,000	12,140,000,000
Foreign
Allowance for loan losses at year end		248,000,000	297,000,000
of which:
for impaired loans		245,000,000	276,000,000
for non-impaired loans		3,000,000	21,000,000
Impaired loans		664,000,000	661,000,000
Non-impaired loans		€ 2,416,000,000	€ 2,454,000,000

[1]	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and issue new notes or sell them to investors. The outstanding balance of Titlos Plc as at December 31, 2015 is EUR 4,418 million and has been rated Caa3 by Moody’s.
[2]	On March 20, 2015, Spiti Plc proceeded with the partial redemption of class A notes of EUR 81 million. Autokinito Plc proceeded with the full redemption of class A notes of EUR 1 million and the partial redemption of class B notes of EUR 28 million. On September 21 2015, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 70 million and class B notes of EUR 20 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2015 are EUR 854 million and EUR 49 million respectively.
[3]	The Bank retains the option to call the notes on any interest payment date and issue new notes, or sell them as is to investors.
[4]	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 89 million on March 16, 2015 and EUR 65 million on September 15, 2015. The outstanding amount of Agorazo Plc as at December 31, 2015 amounts to EUR 392 million.
[5]	EUR 10 billion Global Covered Bond Programme ("Programme I") established on November 26, 2008. Programme I is rated Caa2 by Moody’s and B- by Fitch.
[6]	EUR 15 billion Covered Bond Programme II ("Programme II") established on June 21, 2010. Programme II is rated Caa2 by Moody’s and CCC+ by Fitch.
[7]	On April 1, 2015, the Bank proceeded with the partial cancellation of EUR 250 million from Series 1, EUR 300 million from Series 2 and EUR 250 million from Series 4.